Provisions (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Provisions [Line Items]
Beginning balance	SFr 12.1	SFr 19.3
Additions	6.0	1.4
Release	(0.8)	(6.1)
Utilization	(0.6)	(3.8)
Unwinding of discount		0.1
Exchange differences	(0.1)
Ending balance	16.7	11.0
thereof current	8.6	5.1	SFr 5.0	SFr 14.9
thereof non-current	8.1	5.9	7.2	4.4
Social charges
Disclosure of Provisions [Line Items]
Beginning balance	4.3	14.0
Additions	4.2	0.0
Release	0.0	(6.1)
Utilization	(0.6)	(3.8)
Unwinding of discount		0.0
Exchange differences	0.0
Ending balance	7.9	4.2
thereof current	7.9	4.2	4.3	14.0
thereof non-current	0.0	0.0	0.0	0.0
Long-service leave
Disclosure of Provisions [Line Items]
Beginning balance	3.8	1.7
Additions	1.8	1.1
Release	(0.7)	0.0
Utilization	0.0	0.0
Unwinding of discount		0.0
Exchange differences	(0.1)
Ending balance	4.8	2.8
thereof current	0.5	0.7	0.5	0.7
thereof non-current	4.3	2.0	3.3	0.9
Asset retirement obligation
Disclosure of Provisions [Line Items]
Beginning balance	4.0	3.6
Additions	0.0	0.3
Release	0.0	0.0
Utilization	0.0	0.0
Unwinding of discount		0.1
Exchange differences	(0.1)
Ending balance	4.0	4.0
thereof current	0.1	0.1	0.2	0.1
thereof non-current	SFr 3.8	SFr 3.8	SFr 3.8	SFr 3.5